Cover Page	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	LEXEO THERAPEUTICS, INC.
Entity Central Index Key	0001907108
Entity Tax Identification Number	85-4012572
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	345 Park Avenue South
Entity Address, Address Line Two	Floor 6
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	547-9879
Entity Primary SIC Number	2836
Entity Incorporation, State or Country Code	DE
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	345 Park Avenue South
Entity Address, Address Line Two	Floor 6
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	547-9879
Contact Personnel Name	R. Nolan Townsend